GLOBAL REAL ESTATE FUND
RISK/RETURN
American Century Capital Portfolios, Inc.

Prospectus Supplement

Global Real Estate Fund

Supplement dated August 19, 2011 ¡ Prospectus dated August 1, 2011

The following replaces the Example language on page 2 of the prospectus.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following replaces the Foreign Securities language in the Principal Risks section on page 3 of the prospectus.

•
Foreign Securities ― The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The following replaces the fifth paragraph under What are the principal risks of investing in the fund? on page 6 of the prospectus.

The fund invests in foreign securities, which is generally riskier than investing in U.S. securities. These additional risks include fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
•
Foreign Securities ― The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 18, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 19, 2011
Prospectus Date	rr_ProspectusDate	Aug 1, 2011
GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Foreign Securities ― The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Supplement [Text Block]	accp_SupplementTextBlock
American Century Capital Portfolios, Inc.

Prospectus Supplement

Global Real Estate Fund

Supplement dated August 19, 2011 ¡ Prospectus dated August 1, 2011

The following replaces the Example language on page 2 of the prospectus.

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The following replaces the Foreign Securities language in the Principal Risks section on page 3 of the prospectus.

•
Foreign Securities ― The fund invests in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

The following replaces the fifth paragraph under What are the principal risks of investing in the fund? on page 6 of the prospectus.

The fund invests in foreign securities, which is generally riskier than investing in U.S. securities. These additional risks include fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.